Employee Benefit Plans - Asset Allocation for the Defined Benefit Pension Plan as of the Measurement Date, by Asset Category (Detail)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	47.00%
Percentage of Plan Assets	56.00%	66.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	43.00%
Percentage of Plan Assets	41.00%	32.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	10.00%
Percentage of Plan Assets	3.00%	2.00%
Minimum [Member] | Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Minimum [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Maximum [Member] | Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	70.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	50.00%
Maximum [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%